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PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Independence 2010 Fund
AIM Independence 2020 Fund
AIM Independence 2030 Fund
AIM Independence 2040 Fund
AIM Independence 2050 Fund
AIM Independence Now Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Allocation Fund
AIM Income Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM LIBOR Alpha Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Money Market Fund
AIM Multi-Sector Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Short Term Bond Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM U.S. Government Fund
AIM Utilities Fund

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following replaces the last sentence in the first paragraph appearing under the heading "REDEEMING SHARES" in the prospectus:

          "For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the funds' net asset value determination in order to effect the redemption that day."

The following replaces in its entirely the second paragraph appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - OPEN-END FUNDS." in the prospectus:

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          "Each fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the fund's custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the fund will calculate its net asset value as of the time of such closing."

The following replaces in its entirely the second paragraph appearing under the heading "PRICING OF SHARES -TIMING OF ORDERS" in the prospectus:

     "For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the fund's net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order."